Cover	Nov. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	000-56065
Entity Registrant Name	TWO HANDS CORPORATION
Entity Central Index Key	0001494413
Entity Tax Identification Number	42-1770123
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1035 Queensway East
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4Y 4C1
City Area Code	(416)
Local Phone Number	357-0399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false